9. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases
Year	Amount (,000)
2013	$ 177
2014	179
2015	183
2016	172
2017 and thereafter	83
Total	$ 794